Equity Income Portfolio Expense Example - Equity Income Portfolio - Equity Income Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	354
Expense Example, with Redemption, 10 Years	$ 803